Recent Accounting Pronouncements - Additional Information (Detail) - Accounting Standards Update 2023-07 [Member]	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2024
Change in accounting principle, accounting standards update, immaterial effect [true false]	false